RETIREMENT BENEFIT OBLIGATIONS	12 Months Ended
Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS
RETIREMENT BENEFIT OBLIGATIONS

18 Retirement benefit obligations

Accounting policy

The Group sponsors defined benefit plans in a number of countries. A defined benefit pension plan defines an amount of pension benefit that an employee will receive on retirement or a minimum guaranteed return on contributions, which is dependent on various factors such as age, years of service and final salary. The Group’s obligation is calculated separately for each plan by discounting the estimated future benefit that employees have earned in return for their service in the current and prior periods. The fair value of any plan assets is deducted to arrive at the net liability.

The calculation of the defined benefit obligation is performed annually by external actuaries using the projected unit credit method. Remeasurements arising from defined benefit plans comprise actuarial gains and losses and the return on the plan assets in excess of the discount rate net of the costs of managing the plan assets. The Group recognises these immediately in other comprehensive income (OCI) and all other expenses, such as service cost, net interest cost, administration costs and taxes, are recognised in the income statement.

A number of key assumptions are made when calculating the fair value of the Group’s defined benefit pension plans. These assumptions impact the balance sheet asset and liabilities, operating profit, finance income/costs and other comprehensive income. The most critical assumptions are the discount rate, the rate of inflation and mortality assumptions to be applied to future pension plan liabilities. The discount rate is based on the yield at the reporting date on bonds that have a credit rating of AA, denominated in the currency in which the benefits are expected to be paid and have a maturity profile approximately the same as the Group’s obligations. In determining these assumptions management takes into account the advice of professional external actuaries and benchmarks its assumptions against external data.

The Group determines the net interest expense/income on the net defined benefit liability/asset for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit liability/asset.

The Group also operates a number of defined contribution plans. A defined contribution plan is a pension plan under which the Group and employees pay fixed contributions to a third-party financial provider. The Group has no further payment obligations once the contributions have been paid. Contributions are recognised as an employee benefit expense when they are due.

18.1 Retirement benefit net assets/(obligations)

The Group’s retirement benefit assets/(obligations) comprise:

	2021	2020
	$ million	$ million
Funded plans:
UK Plan	137	82
US Plan	40	47
Other plans	(18)	(50)
	159	79
Unfunded plans:
Other plans	(91)	(94)
Retirement healthcare	(13)	(15)
	55	(30)
Amount recognised on the balance sheet – liability	(127)	(163)
Amount recognised on the balance sheet – asset	182	133

The Group sponsors defined benefit pension plans for its employees or former employees in 14 countries and these are established under the laws of the relevant country. Funded plans are funded by the payment of contributions and the assets are held by separate trust funds or insurance companies. The provision of retirement and related benefits across the Group is kept under regular review. Employees’ retirement benefits are the subject of regular management review. The Group’s defined benefit plans provide employees with an entitlement to retirement benefits varying between 1.3% and 66.7% of final salary on attainment of retirement age. The level of entitlement is dependent on the years of service of the employee.

The Group’s two major defined benefit pension plans are in the UK and US. Both these plans were closed to new employees in 2003 and defined contribution plans are offered to new joiners. The US and UK Plans were closed to future accrual in March 2014 and December 2016 respectively.

The UK Plan operates under trust law and responsibility for its governance lies with a Board of Trustees. This Board is composed of representatives of the Group, plan participants and an independent trustee, who act on behalf of members in accordance with the terms of the Trust Deed and Rules and relevant legislation. The UK Plan’s assets are held by the trust. Annual increases on benefits in payment are dependent on inflation.

The 2018 and 2020 court cases in relation to Guaranteed Minimum Pensions do not impact the UK Plan as members were not contracted out of the State Earnings-Related Pension Scheme (SERPS) between 1990 and 1997.

The US Plan is governed by a US Pension Committee which comprises representatives of the Group. In the US, the Pension Protection Act (2006) established both a minimum required contribution and a maximum deductible contribution. Failure to contribute at least the minimum required amount will subject the Company to significant penalties, and contributions in excess of the maximum deductible have negative tax consequences. The minimum funding requirement is intended to fully fund the present value of accrued benefits over seven years.

There is no legislative minimum funding requirement in the UK. The Trust Deed of the UK Plan and the Plan Document of the US Plan provide the Group with a right to a refund of surplus assets assuming the full settlement of plan liabilities in the event of a plan wind-up. Furthermore, in the ordinary course of business the UK Board of Trustees and US Pension Committee have no rights to unilaterally wind up, or otherwise augment the benefits due to members of the plans. Based on these rights, any net surplus in the UK and US Plans is recognised in full.

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

18.2 Reconciliation of retirement benefit obligations and pension assets

The movement in the Group’s pension benefit obligation and pension assets is as follows:

			2021			2020
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
Amounts recognised on the balance sheet at beginning of the period	(1,714)	1,684	(30)	(1,572)	1,542	(30)
Income statement expense:
Current service cost	(12)	–	(12)	(12)	–	(12)
Past service credit	(1)	–	(1)	5	–	5
Settlements	1	(1)	–	7	(7)	–
Interest (expense)/income	(25)	25	–	(33)	33	–
Administration costs and taxes	(3)	–	(3)	(2)	–	(2)
Costs recognised in income statement	(40)	24	(16)	(35)	26	(9)
Remeasurements:
Actuarial gain due to liability experience	2	–	2	6	–	6
Actuarial gain/(loss) due to financial assumptions change	43	–	43	(130)	–	(130)
Actuarial gain due to demographic assumptions	25	–	25	7	–	7
Return on plan assets greater than discount rate	–	9	9	–	127	127
Remeasurements recognised in OCI	70	9	79	(117)	127	10
Cash:
Employer contributions	–	14	14	–	8	8
Employee contributions	(3)	3	–	(3)	3	–
Benefits paid directly by the Group	2	–	2	2	–	2
Benefits paid, taxes and administration costs paid from scheme assets	79	(79)	–	68	(68)	–
Net cash	78	(62)	16	67	(57)	10

Exchange movements	24	(18)	6	(57)	46	(11)
Amount recognised on the balance sheet	(1,582)	1,637	55	(1,714)	1,684	(30)
Amount recognised on the balance sheet – liability	(271)	144	(127)	(312)	149	(163)
Amount recognised on the balance sheet – asset	(1,311)	1,493	182	(1,402)	1,535	133

Represented by:

			2021			2020
	Obligation	Asset	Total	Obligation	Asset	Total
	$ million	$ million	$ million	$ million	$ million	$ million
UK Plan	(819)	956	137	(881)	963	82
US Plan	(463)	503	40	(494)	541	47
Other Plans	(300)	178	(122)	(339)	180	(159)
Total	(1,582)	1,637	55	(1,714)	1,684	(30)

All benefits are vested at the end of each reporting period. The weighted average duration of the defined benefit obligation at the end of the reporting period is 18 years and 10 years for the UK and US Plans respectively.

18.3 Plan assets

The market value of the US, UK and Other Plans assets are as follows:

	2021	2020	2019
	$ million	$ million	$ million
UK Plan:
Assets with a quoted market price:
Cash and cash equivalents	4	10	3
Equity securities	84	91	103
Other bonds	50	49	44
Short dated credit fund	126	127	119
Liability driven investments	370	347	264
Diversified growth funds	89	89	97
	723	713	630
Other assets:
Insurance contract	233	250	239
Market value of assets	956	963	869
US Plan:
Assets with a quoted market price:
Cash and cash equivalents	6	2	–
Equity securities	50	60	50
Government bonds – fixed interest	201	163	152
Corporate bonds	246	316	296
Market value of assets	503	541	498
Other Plans:
Assets with a quoted market price:
Cash and cash equivalents	5	5	4
Equity securities	55	51	47
Government bonds – fixed interest	5	9	6
Government bonds – index linked	4	4	4
Corporate and other bonds	11	10	10
Insurance contracts	33	37	41
Property	23	23	25
Other quoted securities	8	5	5
	144	144	142
Other assets:
Insurance contracts	34	36	33
Market value of assets	178	180	175
Total market value of assets	1,637	1,684	1,542

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

No plans invest directly in property occupied by the Group or in financial securities issued by the Group.

Both the UK and US Plans hold a mixture of growth assets and matching assets. The growth assets of the UK and US Plans are invested in a diversified range of industries across a broad range of geographies. The UK Plan matching assets include liability matching assets and annuity policies purchased by the trustees, which aim to match the benefits to be paid to certain members from the plan and therefore remove the investment, inflation and demographic risks in relation to those liabilities. The terms of the policy define that the contract value exactly matches the amount and timing of the pensioner obligations covered by the contract. In accordance with IAS 19R Employee Benefits, the fair value of the insurance contract is deemed to be the present value of the related obligations which is discounted at the AA corporate bond rate.

18.4 Expenses recognised in the income statement

The total expense relating to retirement benefits recognised for the year is $93m (2020: $78m, 2019: $76m). Of this cost recognised for the year, $77m (2020: $69m, 2019: $66m) relates to defined contribution plans and $16m (2020: $9m, 2019: $10m) relates to defined benefit plans.

The cost charged in respect of the Group’s defined contribution plans represents contributions payable to these plans by the Group at rates specified in the rules of the plans. These were charged to operating profit in costs of goods sold, selling, general and administrative expenses, and research and development expenses. There were $nil outstanding payments as at 31 December 2021 due to be paid over to the plans (2020: $nil, 2019: $nil).

Defined benefit plan costs comprise service cost which is charged to operating profit in selling, general and administrative expenses and net interest cost and administration costs and taxes which are reported as other finance costs.

The defined benefit pension costs charged for the UK and US Plans are $nil (2020: $nil, 2019: $1m).

18.5 Principal actuarial assumptions

The following are the principal financial actuarial assumptions used at the reporting date to determine the UK and US defined benefit obligations and expense.

	2021	2020	2019
	% per annum	% per annum	% per annum
UK Plan:
Discount rate	1.9	1.3	1.9
Future salary increases	n/a	n/a	n/a
Future pension increases	3.4	2.9	3.0
Inflation (RPI)	3.4	2.9	3.0
Inflation (CPI)	2.7	2.1	2.2
US Plan:
Discount rate	2.7	2.4	3.2
Future salary increases	n/a	n/a	n/a
Inflation	n/a	n/a	n/a

Actuarial assumptions regarding future mortality are based on mortality tables. The UK uses the S3NA with projections in line with the CMI 2020 table and the US uses the PRI-2012 table with MP-2020 scale. The Directors have considered the impact of the COVID pandemic and, at the present time, do not believe that there is sufficient evidence to require a change in the long-term mortality assumptions. The Directors will continue to monitor any potential future impact on the mortality assumptions used.

The current longevities underlying the values of the obligations in the defined benefit plans are as follows:

	2021	2020	2019
	years	years	years
Life expectancy at age 60
UK Plan:
Males	27.6	27.6	27.5
Females	30.1	30.1	30.0
US Plan:
Males	24.7	24.7	25.0
Females	26.8	26.8	27.2
Life expectancy at age 60 in 20 years’ time
UK Plan:
Males	29.1	29.1	29.0
Females	31.5	31.5	31.4
US Plan:
Males	24.6	24.6	25.2
Females	27.3	27.3	27.8

18.6 Sensitivity analysis

The calculation of the defined benefit obligation is sensitive to the assumptions used. The following table summarises the increase/ decrease on the UK and US defined benefit obligation and pension costs as a result of reasonably possible changes in some of the assumptions while holding all other assumptions consistent. The sensitivity to the inflation assumption change includes corresponding changes to the future pension increase assumptions. The analysis does not take into account the full distribution of cash flows expected under the plan.

Changes to the inflation assumption will not have any effect on the US Pension Plan as it was closed to future accrual in 2014 and it has no other inflation-linked assumptions.

	Increase in pension obligation		Increase in pension cost
$ million	+50bps/+1yr	-50bps/-1yr	+50bps/+1 yr	-50bps/-1yr
UK Plan:
Discount rate	-70.0	80.0	-2.0	2.0
Inflation	71.0	-65.0	1.0	-1.0
Mortality	39.0	-38.0	1.0	–
US Plan:
Discount rate	-23.0	25.0	–	–
Mortality	13.0	-14.0	–	–

Group financial statements continued

Notes to the Group accounts continued

18 Retirement benefit obligations continued

18.7 Risk

The pension plans expose the Group to the following risks:

Interest rate risk

Volatility in financial markets can change the calculations of the obligation significantly as the calculation of the obligation is linked to yields on AA rated corporate bonds. A decrease in the bond yield will increase the measure of plan liabilities, although this will be partially offset by increases in the value of matching plan assets such as bonds and insurance contracts.

In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce interest rate risk.

Inflation risk

The UK Plan is linked to inflation. A high rate of inflation will lead to a higher liability. This risk is managed by holding inflation-linked bonds and an inflation-linked insurance contract in respect of some of the obligation. In the UK, the liability matching portfolio held in conventional and index-linked gilts was transferred into liability driven investments in order to reduce inflation risk.

The UK Plan is closed to future accrual which reduces the exposure to this risk. The US Plan is also closed to future accrual and has no other inflation-linkage thus eliminating the exposure to this risk.

Investment risk

If the return on plan assets is below the discount rate, all else being equal, there will be an increase in the plan deficit.

In the UK, this risk is partially managed by a portfolio of liability matching assets and a bulk annuity, together with a dynamic de-risking policy to switch growth assets into liability matching assets over time.

The US Plan has a dynamic de-risking policy to shift plan assets from return-seeking (growth) assets to liability matching assets over time. The US Pension Plan has an established glide path that is designed to stabilise funding status by reducing the plan’s exposure to return-seeking assets.

Longevity risk

The present value of the plan’s defined benefit liability is calculated by reference to the best estimate of the mortality of the plan participants both during and after their employment. An increase in the life expectancy of plan participants above that assumed will increase the benefit obligation.

The UK Plan, in order to minimise longevity risk, has entered into an insurance contract which covers a portion of pensioner obligations.

18.8 Funding

A full valuation is performed by actuaries for the Trustees/Pension Committee of each plan to determine the level of funding required. Employer contribution rates, based on these full valuations, are agreed between the Trustees/Pension Committee of each plan and the Group. The assumptions used in the actuarial valuations used for funding purposes may differ from the accounting assumptions set out above.

UK Plan

The most recent full actuarial valuation of the UK Plan was undertaken as at 30 September 2020. Future accruals to the UK Plan ceased as at 31 December 2016. Contributions to the UK Plan in 2021 were $7m (2020: $nil, 2019: $6m). This included supplementary payments of $7m (2020: $nil, 2019: $6m).

Following the completion of the 30 September 2020 valuation, a dynamic contribution mechanism was agreed. Under that dynamic contribution mechanism, no further contributions were required in 2021.

US Plan

The most recent full actuarial valuation of the US Plan was undertaken as at 1 January 2021. The next full actuarial valuation will take place as at 1 January 2022. Future accruals to the US Plan ceased as at 31 March 2014. Contributions to the US Plan were $nil (2020: $nil, 2019: $nil) which represented supplementary payments of $nil (2020: $nil, 2019: $nil).

There are no planned supplementary contributions to the US Plan for 2022.